Transactions and Balances with Related Parties (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Transactions and Balances with Related Parties [Abstract]
Preparation of patents				$ 18
Benefits to related parties:
Payroll and related expenses to related parties employed by the Company (2018 and 2017: 1 recipients, 2016 : 3 recipients)	[1]	$ 621	$ 478	377
Compensation to directors not employed by the Company (2018:8 recipients, 2017: 3 recipients, 2016: 4 recipients)	[2]	131	71	52
Compensation to a director employed by the Company				14
Directors' and Officers' insurance		$ 91	$ 71	$ 61

[1]	Includes granted options benefit aggregated to USD 24 thousand, USD 11 thousand and USD 20 thousand for the years ended December 31, 2018, 2017 and 2016, respectively. As for the method used to determine the said value and the assumptions used in calculation thereof, see Note 13 C.
[2]	Includes granted options benefit aggregated to USD 47 thousand, USD 11 thousand and USD 6 thousand for the years ended December 31, 2018, 2017 and 2016, respectively. As for the method used to determine the said value and the assumptions used in calculation thereof, see Note 13 C.